SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.7%
	Financial Services — 0.7%
	Capital Markets — 0.7%
[a]	Calamos Strategic Total Return Fund, 6.24%, 9/9/2029	14,000	$345,240
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	14	338,184
			683,424
	Total Preferred Stock (Cost $664,000)		683,424
	Asset Backed Securities — 9.4%
	Auto Receivables — 1.5%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	$15,487	15,511
	Exeter Automobile Receivables Trust, Series 2022-6A Class D, 8.03% due 4/6/2029	211,876	214,870
[c]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	287,086	289,032
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	227,050	227,053
[c]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	221,537	221,846
[c]	OneMain Direct Auto Receivables Trust, Series 2023-1A Class A, 5.41% due 11/14/2029	162,827	163,486
[c]	Research-Driven Pagaya Motor Trust, Series 2025-5A Class A2, 4.575% due 6/26/2034	314,098	314,017
[c,d,e]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	37,256	34,220
			1,480,035
	Credit Card — 0.6%
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	321,476
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	250,000	247,287
			568,763
	Home Equity — 0.3%
[c]	Knock Issuer Trust, Whole Loan Securities Trust CMO, Series 2025-1 Class A1, 7.119% due 2/25/2030	300,000	301,328
			301,328
	Other Asset Backed — 5.3%
[c]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	88,807	88,887
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	29,416	29,471
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	97,716	97,838
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	335,530	338,543
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	264,196	265,145
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	98,411
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	127,915	111,390
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	413,202	344,874
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	191,519	154,230
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	154,401	119,466
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	292,677	241,340
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	1,166	1,170
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 5.949% (SOFR30A + 2.25%) due 12/25/2051	311,790	313,765
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	497,472	475,021
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	390,440	319,307
[c,f]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	80,147	70,436
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	5,294	5,309
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	110,362
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	1,494	1,495
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	9,377	9,241
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	86,421	85,262
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	95,220	96,926
[c]	Reach ABS Trust, Series 2026-1A Class A, 4.32% due 2/15/2033	178,009	177,903
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,749
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	313,885	310,304
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	156,241	159,535
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	233,678	224,727
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	253,204	252,110
[c]	Theorem Funding Trust, Series 2022-3A Class B, 8.95% due 4/15/2029	242,857	245,400

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Upstart Securitization Trust,
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	$38,565	$38,600
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	167,696	167,945
[c,g]	Series 2026-3 Class A2, 4.77% due 7/20/2036	150,000	149,909
			5,129,071
	Student Loan — 1.7%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	200,229	203,218
[c]	Commonbond Student Loan Trust, Series 2018-CGS Class A1, 3.87% due 2/25/2046	327,649	317,523
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	32,014	30,200
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	120,070	121,896
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	77,953	78,421
[b]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.053% (TSFR1M + 0.40%) due 1/25/2033	266,311	259,488
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	191,226	175,886
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	39,991	34,921
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class D, 5.454% (TSFR1M + 1.81%) due 11/20/2061	365,000	359,834
			1,581,387
	Total Asset Backed Securities (Cost $9,082,603)		9,060,584
	Corporate Bonds — 32.0%
	Banks — 0.9%
	Banks — 0.9%
[b,h]	Bank of New York Mellon Corp., Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	635,000	629,825
[b]	Santander Holdings USA, Inc., 5.741% (SOFR + 1.88%) due 3/20/2031	277,000	282,864
			912,689
	Capital Goods — 1.3%
	Aerospace & Defense — 0.3%
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	304,728
	Machinery — 0.7%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	353,603
[f]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	306,419
	Trading Companies & Distributors — 0.3%
	LKQ Corp., 6.25% due 6/15/2033	269,000	277,963
			1,242,713
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
	Gartner, Inc.,
[c]	3.625% due 6/15/2029	35,000	33,124
[c]	4.50% due 7/1/2028	115,000	113,159
			146,283
	Consumer Discretionary Distribution & Retail — 0.6%
	Specialty Retail — 0.6%
[c,f]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	321,485
[c,f]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	225,000	233,341
			554,826
	Consumer Durables & Apparel — 0.3%
	Leisure Products — 0.3%
	Mattel, Inc., 5.00% due 11/17/2030	125,000	124,558
	Polaris, Inc., 5.60% due 3/1/2031	125,000	125,010
			249,568
	Consumer Services — 0.7%
	Hotels, Restaurants & Leisure — 0.4%
[c,f]	Arcos Dorados BV, 6.375% due 1/29/2032	360,000	370,908
	Transportation Infrastructure — 0.3%
[c,f]	Sydney Airport Finance Co. Pty. Ltd., 5.248% due 3/26/2036	300,000	296,160
			667,068

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Consumer Staples Distribution & Retail — 0.3%
	Consumer Staples Distribution & Retail — 0.3%
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	$300,000	$296,412
			296,412
	Energy — 3.9%
	Energy Equipment & Services — 0.3%
[f]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	262,413
	Oil, Gas & Consumable Fuels — 3.6%
[c]	Cameron LNG LLC, 3.402% due 1/15/2038	300,000	261,801
	Ecopetrol SA,
[f]	4.625% due 11/2/2031	70,000	64,258
[f]	8.375% due 1/19/2036	125,000	135,209
[b,f]	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	300,000	299,724
[f]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	221,905
[b,h]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	368,000	368,607
[c,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	449,315
[f]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	265,774
[c,f]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	182,378
	Sunoco LP,
[c]	5.875% due 7/15/2027	350,000	350,017
[c]	6.625% due 8/15/2032	300,000	305,016
[c]	7.25% due 5/1/2032	150,000	155,517
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	451,119
			3,773,053
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	Diversified REITs — 0.5%
	Crown Castle, Inc., 5.80% due 3/1/2034	145,000	148,937
[c]	Iron Mountain, Inc. (EUR), 4.75% due 1/15/2034	146,000	165,609
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	69,275
[c]	2.328% due 7/15/2052	111,000	106,851
			490,672
	Financial Services — 4.0%
	Capital Markets — 1.6%
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	435,486
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	320,000	310,998
[c]	Lseg U.S. Fin Corp., 4.25% due 3/23/2029	200,000	197,758
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	410,166
	TPG Operating Group II LP, 4.875% due 5/15/2031	168,000	165,515
	Consumer Finance — 0.5%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	513,680
	Financial Services — 1.7%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	499,760
[b]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	371,237
[b,h]	JPMorgan Chase & Co., Series II, 6.437% (TSFR3M + 2.75%) due 10/1/2026	200,000	200,468
[b,c,f]	Societe Generale SA, 4.73% (SOFR + 1.10%) due 2/19/2027	313,000	313,961
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	288,118
	Mortgage Real Estate Investment Trusts — 0.2%
	Lineage OP LP, 5.25% due 7/15/2030	150,000	150,236
			3,857,383
	Food, Beverage & Tobacco — 1.9%
	Beverages — 0.9%
[c,f]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	557,577
[c,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	344,064
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	435,000	422,537
	Tobacco — 0.6%
	BAT Capital Corp., 7.75% due 10/19/2032	160,000	182,317
[c,f]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	357,465
			1,863,960

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 2.1%
	Health Care Equipment & Supplies — 0.3%
[c]	Medline Borrower LP, 5.25% due 10/1/2029	$140,000	$139,177
[c]	VSP Optical Group, Inc., 5.45% due 12/1/2035	187,000	185,504
	Health Care Providers & Services — 1.8%
	Centene Corp., 3.00% due 10/15/2030	328,000	296,581
[c]	Highmark, Inc., 5.75% due 5/15/2036	195,000	196,336
[c]	Horseshoe Funding Trust I, 6.062% due 2/15/2036	143,000	145,239
[c]	IQVIA, Inc., 5.00% due 10/15/2026 - 5/15/2027	400,000	399,904
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	358,554
	Universal Health Services, Inc., 2.65% due 10/15/2030	333,000	299,363
			2,020,658
	Insurance — 4.8%
	Insurance — 4.8%
[f]	Aspen Insurance Holdings Ltd., 5.75% due 7/1/2030	250,000	256,405
	CNO Financial Group, Inc., 6.45% due 6/15/2034	200,000	208,438
[c]	Constellation Global Funding, 4.85% due 10/22/2030	310,000	303,447
[c,f]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	300,000	307,278
	F&G Global Funding,
[c]	2.00% due 9/20/2028	173,000	161,094
[c]	5.875% due 1/16/2030	303,000	306,188
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	155,000	158,426
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	317,751
	Horace Mann Educators Corp., 4.70% due 10/1/2030	315,000	312,017
	Lincoln National Corp., 5.35% due 11/15/2035	313,000	305,804
	Old Republic International Corp., 5.70% due 6/1/2036	144,000	144,518
[c]	Omnis Funding Trust, 6.722% due 5/15/2055	290,000	301,571
[c]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	286,000	295,547
[c]	Protective Life Corp., 4.70% due 1/15/2031	188,000	185,270
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	61,751
[c]	Sammons Financial Group, Inc., 5.95% due 6/15/2036	194,000	194,320
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	300,387
[c]	Teachers Insurance & Annuity Association of America, 6.05% due 6/15/2056	240,000	243,146
	Unum Group, 5.25% due 12/15/2035	312,000	307,239
			4,670,597
	Materials — 0.3%
	Metals & Mining — 0.3%
[c,f]	Navoi Mining & Metallurgical Co., 6.70% due 10/17/2028	330,000	338,497
			338,497
	Media & Entertainment — 0.7%
	Entertainment — 0.1%
[c]	Flutter Treasury DAC (EUR), 4.00% due 6/4/2031	100,000	112,423
	Media — 0.6%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00% due 2/1/2033	284,000	278,283
	Comcast Corp., 3.25% due 11/1/2039	190,000	144,812
	FactSet Research Systems, Inc., 2.90% due 3/1/2027	129,000	127,349
			662,867
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Biotechnology — 0.1%
	Illumina, Inc., 4.75% due 12/12/2030	125,000	124,179
	Life Sciences Tools & Services — 0.2%
	Augusta SpinCo Corp., 4.656% due 3/23/2031	175,000	173,547
			297,726
	Semiconductors & Semiconductor Equipment — 0.3%
	Semiconductors & Semiconductor Equipment — 0.3%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	302,345
			302,345

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software & Services — 3.6%
	Information Technology Services — 2.0%
[c]	Booz Allen Hamilton, Inc., 3.875% due 9/1/2028	$448,000	$437,297
[f]	Genpact U.K. Finco plc/Genpact USA, Inc., 4.95% due 11/18/2030	314,000	309,296
	Global Payments, Inc., 4.50% due 11/15/2028	312,000	308,287
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	254,160
	Meta Platforms, Inc., 6.30% due 5/15/2056	144,000	143,293
[c]	Mobility Global, Inc., 6.05% due 6/15/2036	80,000	80,865
[c]	Science Applications International Corp., 4.875% due 4/1/2028	366,000	363,226
	Internet Software & Services — 0.2%
[c,f]	Prosus NV, 3.832% due 2/8/2051	200,000	133,646
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	100,170
	Software — 1.4%
	Fair Isaac Corp.,
[c]	4.00% due 6/15/2028	140,000	136,756
[c]	6.25% due 9/15/2034	210,000	206,787
	Fidelity National Information Services, Inc., 4.55% due 3/10/2029	150,000	148,847
	Open Text Corp.,
[c,f]	3.875% due 12/1/2029	300,000	275,775
[c,f]	6.90% due 12/1/2027	50,000	51,119
[c]	Oracle Corp., 4.615% due 9/16/2026	325,000	321,927
[c]	SS&C Technologies, Inc., 5.50% due 9/30/2027	250,000	249,932
			3,521,383
	Technology Hardware & Equipment — 0.9%
	Electronic Equipment, Instruments & Components — 0.9%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	296,453
	Trimble, Inc., 4.90% due 6/15/2028	165,000	165,030
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	203,942
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	202,716
			868,141
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.4%
[c,f,g]	NTT Finance Corp., 5.259% due 11/1/2033	200,000	199,408
[c]	Space Exploration Technologies Corp., 5.35% due 7/15/2031	194,000	193,788
	Wireless Telecommunication Services — 0.5%
[c]	Crown Castle Towers LLC, 4.241% due 7/15/2048	125,000	123,753
[c,f]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	300,000	307,641
			824,590
	Utilities — 3.6%
	Electric Utilities — 2.9%
	AEP Texas, Inc., Series Q, 5.20% due 4/15/2036	60,000	59,110
[b]	American Electric Power Co., Inc., 3.875% (5-Yr. CMT + 2.68%) due 2/15/2062	75,000	74,162
[c]	Cleco Power LLC, 5.30% due 1/15/2036	188,000	186,631
	Comision Federal de Electricidad,
[c,f]	3.348% due 2/9/2031	200,000	179,982
[f]	5.00% due 9/29/2036	124,400	116,320
[b]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	225,000	221,600
	Electricite de France SA,
[c,f]	5.60% due 1/27/2040	132,000	130,241
[c,f]	6.95% due 1/26/2039	225,000	248,562
	Evergy Missouri West, Inc.,
[c]	3.75% due 3/15/2032	65,000	59,700
[c]	5.25% due 12/15/2035	188,000	186,727
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	281,013
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	334,642
[c]	Liberty Utilities Co., 5.65% due 5/15/2036	237,000	236,005
	Puget Energy, Inc., 4.10% due 6/15/2030	200,000	193,576
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	252,773
	Gas Utilities — 0.7%
[c]	Boston Gas Co., 3.757% due 3/16/2032	200,000	186,714

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	$205,000	$213,413
[c,f]	Snam SpA, 5.75% due 5/28/2035	288,000	296,185
			3,457,356
	Total Corporate Bonds (Cost $30,807,161)		31,018,787
	Convertible Bonds — 0.3%
	Media & Entertainment — 0.3%
	Media — 0.3%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	480,000	301,507
			301,507
	Total Convertible Bonds (Cost $329,665)		301,507
	Long-Term Municipal Bonds — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	100,000	103,258
	Total Long-Term Municipal Bonds (Cost $100,000)		103,258
	Other Government — 2.7%
[c]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	200,000	238,904
[c,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	256,617
[c]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	8,000,000	144,298
[c,f]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	425,000	426,130
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	8,000,000	160,915
[c,f]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	163,420
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	170,919
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	274,000	150,250
[c]	Republic of Uzbekistan International Bonds (UZS), 15.50% due 2/25/2028	2,500,000,000	221,794
[c,f]	Saudi Government International Bonds, 4.125% due 1/12/2029	325,000	319,657
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	334,847
	Total Other Government (Cost $2,500,505)		2,587,751
	U.S. Treasury Securities — 21.5%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2051	2,557,520	1,353,388
	U.S. Treasury Inflation-Indexed Notes,
	0.50%, 1/15/2028	191,659	186,770
	1.25%, 4/15/2028	157,611	155,062
	U.S. Treasury Notes,
	1.125%, 8/15/2040	3,525,000	2,208,633
	1.375%, 11/15/2040 - 8/15/2050	2,590,000	1,620,448
	1.75%, 1/31/2029 - 8/15/2041	3,001,000	2,063,613
	2.25%, 8/15/2046	3,750,000	2,446,875
	2.75%, 11/15/2042	730,000	554,800
	4.25%, 5/31/2033	800,000	797,187
	4.375%, 5/15/2036	2,008,000	1,997,646
	U.S. Treasury Strip Coupon,
	5.073%, 2/15/2043	4,125,000	1,783,467
	8.252%, 2/15/2045	1,850,000	712,162
	8.395%, 5/15/2044	4,000,000	1,605,069
	9.909%, 11/15/2048	875,000	277,415
	5.007%, 11/15/2041	4,775,000	2,221,610
	5.351%, 5/15/2045	485,000	184,174
	6.351%, 11/15/2036	1,000,000	622,601
	Total U.S. Treasury Securities (Cost $21,092,830)		20,790,920
	U.S. Government Agencies — 1.1%
[b,h]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	315,000	315,006
[b,h]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	250,000	254,183
	Federal Home Loan Banks, 2.90%, 2/18/2037	625,000	515,031
	Total U.S. Government Agencies (Cost $1,080,764)		1,084,220

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Backed — 30.4%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 5.875% due 6/25/2061	$383,957	$384,207
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	417,957	417,043
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.881% due 12/25/2066	91,613	84,625
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	149,731	148,814
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 6.00% due 11/25/2051	190,891	191,032
[b,c]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	290,310	291,989
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM2 Class A1, 5.272% due 11/25/2061	241,421	240,612
[b,c]	Series 2024-NQM2 Class A1, 6.285% due 2/25/2064	172,387	172,795
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	278,476	275,651
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	369,938
[b,c]	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-9 Class A2, 5.50% due 9/25/2055	244,067	242,917
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 4.007% due 1/25/2067	82,141	77,736
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	91,426	91,294
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	68,961	56,764
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	244,430	218,426
[c]	Cogent IPv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	120,000	122,787
[b,c]	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class B1, 7.827% due 2/25/2069	195,000	196,481
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	501,260
[c]	CSMC Trust, CMBS, Series 2020-WEST Class A, 3.04% due 2/15/2035	340,000	289,365
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	35,411	29,211
[b,c]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	549,175	454,065
[b,c]	Series 2022-ATH2 Class A1, 5.113% due 5/25/2067	85,336	85,075
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	366,050
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.676% due 10/1/2053	262,726	239,654
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.152% (2.18% - SOFR30A) due 7/1/2052	94,401	85,716
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5469 Class QA, 4.50% due 11/25/2054	359,326	352,880
[b]	Series 5502 Class FH, 5.028% (SOFR30A + 1.40%) due 2/25/2055	222,521	224,565
	Series 5660 Class A, 5.00% due 11/25/2055	379,147	377,779
	Series 5660 Class B, 4.50% due 3/25/2056	220,120	215,575
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	105,555
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	32,232
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,546
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	56,846
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2024-1 Class MT, 3.00% due 11/25/2063	451,809	370,852
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,064,792	929,855
	Pool RQ0028, 6.00% due 7/1/2055	332,100	339,298
	Pool RQ0064, 5.50% due 11/1/2055	276,321	277,416
	Pool RQ0094, 5.00% due 2/1/2056	188,375	185,168
	Pool RQ0128, 5.50% due 6/1/2056	341,877	343,112
	Pool SD8140, 2.00% due 4/1/2051	374,329	302,004
	Pool SD8206, 3.00% due 4/1/2052	738,608	646,903
	Pool SD8213, 3.00% due 5/1/2052	998,821	875,191
	Pool SD8225, 3.00% due 7/1/2052	168,849	147,780
	Federal National Mtg Assoc.,
[b]	Pool BM7277, 1.966% (2.07% - SOFR30A) due 8/1/2051	95,009	86,937
[b]	Pool BM7341, 2.451% (RFUCCT1Y + 1.61%) due 12/1/2050	460,962	432,589
	Pool BS6056, 3.85% due 8/1/2032	385,000	369,756
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	295,761	303,327
	Series 2025-90 Class PC, 4.00% due 10/25/2055	464,372	446,666
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	562,422	473,252
	Pool CB0199, 3.00% due 4/1/2051	358,440	313,155

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool CB2301, 3.00% due 12/1/2051	$419,412	$366,294
	Pool CB2404, 2.50% due 12/1/2051	269,946	225,913
	Pool CB2665, 3.00% due 1/1/2052	242,128	211,454
	Pool FS0957, 3.00% due 3/1/2052	438,234	383,959
	Pool FS2676, 3.00% due 6/1/2052	301,270	263,126
	Pool FS4862, 2.50% due 10/1/2051	244,529	204,737
	Pool FS4919, 2.50% due 5/1/2053	337,026	283,618
	Pool FS7059, 3.00% due 7/1/2052	474,894	415,890
	Pool FS7879, 2.50% due 7/1/2052	951,434	795,375
	Pool MA4399, 2.50% due 8/1/2051	297,798	251,023
	Pool MA4548, 2.50% due 2/1/2052	1,675,496	1,409,215
	Pool MA4578, 2.50% due 4/1/2052	1,832,097	1,541,622
	Pool MA4730, 3.00% due 9/1/2052	413,806	362,043
	Pool MA5972, 5.50% due 2/1/2056	190,382	191,136
	Pool MA5982, 5.00% due 2/1/2046	229,422	228,363
	Pool MA6060, 4.50% due 5/1/2041	471,668	466,080
[g]	Pool MA6119, 5.50% due 7/1/2056	144,000	144,543
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	49,844	48,202
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	191,302	194,107
	Government National Mtg Assoc., Pool MA7368, 3.00% due 5/20/2051	535,928	476,893
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	62,421	58,928
	Government National Mtg Assoc., CMO, Series 2021-27 Class ED, 1.00% due 2/20/2051	423,966	327,581
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	151,910	146,467
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	381,915	369,783
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	244,543	246,941
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	153,422	153,534
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	250,000	233,412
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 5.767% due 6/25/2067	77,961	77,696
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	317,018	249,365
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	64,934	55,954
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	410,000	408,303
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	338,787
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	52,545	46,622
[b,c]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	329,020	329,512
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	375,661	359,651
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	332,564	321,948
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	286,889	298,604
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	95,802	96,034
[b,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 4.90% due 4/25/2062	90,592	84,692
[b,c]	NLT Trust, Whole Loan Securities Trust CMO, Series 2023-1 Class B2, 3.685% due 10/25/2062	519,750	327,735
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	42,919	36,976
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 5.31% due 5/25/2062	78,568	78,153
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	227,254	228,072
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	202,164	202,329
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	142,833	135,558
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	87,860	87,708
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	22,317	19,823
[b,c]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	387,470	377,032
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	171,000	170,754
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	119,982	120,532
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	85,159	83,774
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	92,625
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	387,218	353,200
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 5.35% due 6/25/2057	297,605	293,804
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	67,065	55,129
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	195,000	195,071
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	33,491	27,757
	Total Mortgage Backed (Cost $29,201,593)		29,418,185

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.1%
	Telecommunication Services — 0.1%
	Media — 0.1%
[i]	Discovery Global Holdings, Inc., 6.144% (SOFR + 2.50%) due 6/3/2033	$137,308	$137,295
			137,295
	Total Loan Participations (Cost $136,965)		137,295
	Short-Term Investments — 2.1%
[j]	Thornburg Capital Management Fund	201,339	2,013,393
	Total Short-Term Investments (Cost $2,013,393)		2,013,393
	Total Investments — 100.4% (Cost $97,009,479)		$97,199,324
	Liabilities Net of Other Assets — (0.4)%		(399,877)
	Net Assets — 100.0%		$96,799,447

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	659,200	12/16/2026	757,966	$11,881	$—

Net unrealized appreciation (depreciation)						$11,881

*	Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$41,406,998, representing 42.78% of the Fund’s net assets.

d	Bond in default.
e	Non-income producing.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	When-issued security.
h	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
i	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2026.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
NZD	Denominated in New Zealand Dollar
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Class (“Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund
June 30, 2026 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$4,660,895	$28,289,616	$(30,937,118)	$-	$-	$2,013,393	$89,809